Trade Receivables	12 Months Ended
Mar. 31, 2012
Trade Receivables [Abstract]
Trade receivables

6. Trade receivables

	March 31, 2012	March 31, 2011
Trade receivables	$97,390	$108,607
Allowance for doubtful receivables	(3,104)	(3,603)

	$94,286	$105,004

The following table summarizes the activity in the allowance for doubtful receivables.

	Year ended March 31,
	2012	2011	2010
Balance at beginning of year	$3,603	$3,868	$878
Charge to bad debts expense	1,579	17	2,954
Reduction to provision	(2,000)	(635)	(260)
Currency translation adjustment	(78)	353	296

Balance at end of year	$3,104	$3,603	$3,868